1919 Socially Responsive Balanced Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 64.1%	Shares	Value
Capital Markets - 1.2%
S&P Global Inc.	19,490	$9,902,869

Communication Services - 5.3%
Alphabet Inc. - Class A	160,999	24,896,885
Netflix Inc. (a)	21,820	20,347,805
		45,244,690

Consumer Discretionary - 6.0%
Amazon.com Inc. (a)	127,476	24,253,583
Chipotle Mexican Grill Inc. (a)	166,295	8,349,672
Home Depot Inc/The	26,692	9,782,351
TJX Cos Inc.	72,082	8,779,588
		51,165,194

Consumer Staples - 3.9%
Costco Wholesale Corp.	14,967	14,155,489
Darling International Inc. (a)	167,937	5,246,352
Hershey Co.	42,368	7,246,199
PepsiCo Inc.	41,945	6,289,233
		32,937,273

Financials - 6.6%
Bank of America Corp.	338,944	14,144,132
Charles Schwab Corp/The	90,456	7,080,896
Chubb Limited	28,387	8,572,590
LPL Financial Holdings Inc.	29,776	9,740,921
M&T Bank Corp.	52,113	9,315,199
Reinsurance Group of America Inc.	38,343	7,549,737
		56,403,475

Health Care - 8.3%
AstraZeneca PLC	129,011	9,482,309
Boston Scientific Corp. (a)	123,246	12,433,056
Danaher Corp.	41,097	8,424,885
Eli Lilly & Co.	25,421	20,995,459
Thermo Fisher Scientific Inc.	19,913	9,908,709
UnitedHealth Group Inc.	18,219	9,542,201
		70,786,619

Industrials - 6.1%
Advanced Drainage Systems Inc.	63,764	6,927,959
Cintas Corp.	83,042	17,067,622
Eaton Corp. PLC	40,038	10,883,530
Old Dominion Freight Line Inc.	32,200	5,327,490
Rockwell Automation Inc.	22,879	5,911,476
Union Pacific Corp.	24,786	5,855,445
		51,973,522

Information Technology - 22.4%
Analog Devices Inc.	33,764	6,809,186
Apple Inc.	149,983	33,315,724
Broadcom Inc.	91,092	15,251,534
Intuit Inc.	12,923	7,934,593
Microsoft Corp.	88,761	33,319,991
	Shares	Value
NVIDIA Corp.	311,405	$33,750,073
Palo Alto Networks Inc. (a)	86,008	14,676,405
Salesforce.com Inc.	42,792	11,483,661
ServiceNow Inc. (a)	13,770	10,962,848
Visa Inc. - Class A	40,462	14,180,313
Workday Inc. - Class A (a)	40,892	9,549,509
		191,233,837

Materials - 1.6%
Linde PLC	18,007	8,384,779
Steel Dynamics Inc.	39,836	4,982,687
		13,367,466

Real Estate Investment Trusts (REITs) - 1.5%
Equinix Inc.	8,709	7,100,884
Terreno Realty Corp.	90,734	5,736,203
		12,837,087

Utilities - 1.2%
American Water Works Co. Inc.	68,425	10,094,056
TOTAL COMMON STOCKS (Cost $274,582,876)		545,946,088

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.6%	Principal Amount
Federal National Mortgage Association (FNMA), Series 2011-53, Class CY, 4.00%, 06/25/2041	$17,316	16,938
Government National Mortgage Association
Series 2025-4, Class KB, 5.50%, 04/20/2052	4,228,926	4,302,851
Series 2023-163, Class C, 5.00%, 09/20/2049	562,118	562,493
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,807,167)		4,882,282

CORPORATE BONDS - 19.3%
Communication Services - 1.8%
Alphabet Inc., 0.45%, 08/15/2025	1,500,000	1,479,024
AT&T Inc.
2.30%, 06/01/2027	1,350,000	1,290,069
4.35%, 03/01/2029	465,000	460,184
2.75%, 06/01/2031	1,250,000	1,109,766
Comcast Corp.
4.65%, 02/15/2033	2,680,000	2,623,328
5.65%, 06/15/2035	600,000	619,969
Netflix Inc., 5.40%, 08/15/2054	255,000	249,260
Verizon Communications Inc.
4.33%, 09/21/2028	777,000	772,610
3.88%, 02/08/2029	410,000	400,200
1.75%, 01/20/2031	1,325,000	1,119,097
4.50%, 08/10/2033	350,000	335,361
5.25%, 03/16/2037	335,000	331,932
Walt Disney Co/The
1.75%, 01/13/2026	1,550,000	1,518,759
2.20%, 01/13/2028	3,215,000	3,046,432
		15,355,991

Consumer Discretionary - 1.4%
Amazon.com Inc., 4.70%, 12/01/2032	905,000	911,132
California Endowment/The, 2.50%, 04/01/2051	1,700,000	1,030,098
Ford Foundation/The, 2.42%, 06/01/2050	1,000,000	597,601
Home Depot Inc/The, 1.50%, 09/15/2028	1,900,000	1,732,626
Lowe's Cos Inc., 1.30%, 04/15/2028	2,100,000	1,912,309

	Principal Amount	Value
Starbucks Corp.
2.45%, 06/15/2026	$250,000	$244,300
2.25%, 03/12/2030	1,255,000	1,120,485
Target Corp., 4.50%, 09/15/2032	3,600,000	3,528,995
Toyota Motor Credit Corp., 1.13%, 06/18/2026	965,000	929,178
		12,006,724

Consumer Staples - 0.7%
Kroger Co., 5.50%, 09/15/2054	2,475,000	2,327,020
PepsiCo Inc.
3.90%, 07/18/2032	1,200,000	1,143,237
3.50%, 03/19/2040	575,000	474,843
Walmart Inc., 1.80%, 09/22/2031	2,700,000	2,312,622
		6,257,722

Financials - 4.3%
Affiliated Managers Group Inc., 3.30%, 06/15/2030	755,000	698,136
Allstate Corp/The, 1.45%, 12/15/2030	1,345,000	1,121,502
Apollo Global Management Inc., 5.80%, 05/21/2054	2,375,000	2,339,690
Bank of America Corp.
5.32% (3 mo. Term SOFR + 1.02%), 09/15/2026(c)	1,602,000	1,612,228
4.18%, 11/25/2027	525,000	520,059
Bank of Montreal, 3.09% to 01/10/2032 then 5 yr. CMT Rate + 1.40%, 01/10/2037(d)	2,515,000	2,128,754
Bank of New York Mellon Corp/The, 1.60%, 04/24/2025	415,000	414,221
BlackRock Inc.
3.25%, 04/30/2029	455,000	437,214
2.40%, 04/30/2030	710,000	643,110
Boston Properties LP, 4.50%, 12/01/2028	1,335,000	1,310,435
Citigroup Inc.
5.50%, 09/13/2025	325,000	326,125
2.57% to 06/03/2030 then SOFR + 2.11%, 06/03/2031(d)	1,500,000	1,334,674
5.41% to 09/19/2034 then 5 yr. CMT Rate + 1.73%, 09/19/2039(d)	570,000	544,150
Goldman Sachs Group Inc/The
3.50%, 11/16/2026	1,830,000	1,801,795
2.60%, 02/07/2030	1,250,000	1,131,744
Host Hotels & Resorts LP, 3.38%, 12/15/2029	1,600,000	1,486,189
Intercontinental Exchange Inc., 3.75%, 12/01/2025	500,000	498,223
MetLife Inc., 4.55%, 03/23/2030	660,000	660,773
PNC Financial Services Group Inc., 4.76% to 01/26/2026 then SOFR + 1.09%, 01/26/2027(d)	1,350,000	1,350,489
Prudential Financial Inc., 1.50%, 03/10/2026	1,570,000	1,528,946
Reinsurance Group of America, Inc., 6.65% to 09/15/2035 then 5 yr. CMT Rate + 2.39%, 09/15/2055(d)	3,150,000	3,100,873
Royal Bank of Canada, 1.15%, 07/14/2026	3,500,000	3,365,315
Simon Property Group LP, 3.38%, 12/01/2027	510,000	496,973
State Street Corp.
3.55%, 08/18/2025	360,000	358,796
3.03% to 11/01/2029 then SOFR + 1.49%, 11/01/2034(d)	1,000,000	909,908
Toronto-Dominion Bank/The
1.15%, 06/12/2025	1,175,000	1,167,006
5.15% to 09/10/2029 then 5 yr. CMT Rate + 1.50%, 09/10/2034(d)	1,490,000	1,479,281
Truist Financial Corp., 1.27% to 03/02/2026 then SOFR + 0.61%, 03/02/2027(d)	2,675,000	2,593,670
		35,360,279

Health Care - 2.3%
AbbVie Inc.
4.25%, 11/14/2028	600,000	598,002
4.40%, 11/06/2042	1,120,000	986,128
Amgen Inc., 3.00%, 02/22/2029	3,475,000	3,291,146

	Principal Amount	Value
Anthem Inc., 2.88%, 09/15/2029	$1,530,000	$1,421,207
Bristol-Myers Squibb Co.
3.90%, 02/20/2028	365,000	361,478
3.40%, 07/26/2029	725,000	695,210
1.45%, 11/13/2030	1,580,000	1,341,769
CVS Health Corp.
3.88%, 07/20/2025	910,000	907,394
4.78%, 03/25/2038	345,000	309,675
5.63%, 02/21/2053	3,445,000	3,139,023
Gilead Sciences Inc.
1.65%, 10/01/2030	1,700,000	1,452,829
4.60%, 09/01/2035	320,000	307,929
Pfizer Investment Enterprises Pte Ltd., 5.30%, 05/19/2053	1,100,000	1,040,665
UnitedHealth Group Inc.
2.00%, 05/15/2030	1,600,000	1,412,096
3.50%, 08/15/2039	515,000	417,898
5.50%, 07/15/2044	2,500,000	2,456,487
		20,138,936

Industrials - 1.0%
Allegion US Holding Co. Inc., 5.41%, 07/01/2032	2,300,000	2,330,086
Archer-Daniels-Midland Co., 2.90%, 03/01/2032	3,000,000	2,657,847
Johnson Controls International PLC, 1.75%, 09/15/2030	2,225,000	1,915,848
Xylem Inc./NY, 1.95%, 01/30/2028	1,785,000	1,666,606
		8,570,387

Information Technology - 3.6%
Adobe Inc., 2.15%, 02/01/2027	850,000	819,682
Autodesk Inc., 2.40%, 12/15/2031	3,775,000	3,230,719
Dell International LLC / EMC Corp., 5.50%, 04/01/2035	4,000,000	3,994,025
Fortinet Inc., 1.00%, 03/15/2026	2,185,000	2,111,864
Hewlett Packard Enterprise Co., 5.60%, 10/15/2054	1,000,000	947,160
Intuit Inc., 5.50%, 09/15/2053	2,215,000	2,195,311
Jabil Inc., 4.25%, 05/15/2027	2,515,000	2,497,129
Mastercard Inc.
3.30%, 03/26/2027	1,350,000	1,328,180
1.90%, 03/15/2031	4,000,000	3,470,164
Microsoft Corp., 4.20%, 11/03/2035	565,000	551,034
Oracle Corp., 5.38%, 09/27/2054	5,000,000	4,541,083
Salesforce.com Inc., 1.50%, 07/15/2028	2,135,000	1,954,041
Synopsys, Inc., 5.15%, 04/01/2035	1,605,000	1,609,128
Texas Instruments Inc., 5.00%, 03/14/2053	1,150,000	1,068,566
		30,318,086

Materials - 0.8%
Dow Chemical Co., 5.60%, 02/15/2054	3,000,000	2,767,219
Nutrien Ltd., 4.20%, 04/01/2029	425,000	416,438
Steel Dynamics Inc., 5.38%, 08/15/2034	2,915,000	2,915,395
Steel Dynamics, Inc., 5.25%, 05/15/2035	1,500,000	1,482,103
		7,581,155

Real Estate Investment Trusts (REITs) - 1.3%
Crown Castle Inc., 1.05%, 07/15/2026	2,050,000	1,954,121
Prologis LP
2.25%, 04/15/2030	1,620,000	1,445,630
1.25%, 10/15/2030	3,000,000	2,511,902
5.25%, 03/15/2054	1,000,000	945,465

	Principal Amount	Value
Realty Income Corp., 5.38%, 09/01/2054	$2,500,000	$2,383,510
Welltower Inc., 2.70%, 02/15/2027	1,600,000	1,549,752
		10,790,380

Utilities - 2.1%
Avangrid Inc., 3.80%, 06/01/2029	650,000	625,350
DTE Electric Co.
1.90%, 04/01/2028	2,145,000	2,000,206
4.05%, 05/15/2048	1,480,000	1,192,537
Duke Energy Florida LLC, 2.40%, 12/15/2031	3,225,000	2,790,848
Duke Energy Progress LLC, 5.10%, 03/15/2034	2,685,000	2,698,186
Georgia Power Co., 3.25%, 04/01/2026	345,000	341,197
MidAmerican Energy Co.
3.65%, 04/15/2029	1,375,000	1,332,424
5.85%, 09/15/2054	2,200,000	2,252,566
NextEra Energy Capital Holdings Inc., 1.90%, 06/15/2028	2,720,000	2,508,397
Public Service Co. of Colorado, 3.20%, 03/01/2050	520,000	347,503
Union Electric Co.
2.63%, 03/15/2051	1,280,000	761,014
5.13%, 03/15/2055	1,450,000	1,327,665
		18,177,893
TOTAL CORPORATE BONDS (Cost $177,362,183)		164,557,553

FOREIGN GOVERNMENT AGENCY ISSUES - 0.3%
International Bank for Reconstruction & Development
0.63%, 04/22/2025	1,620,000	1,616,193
3.13%, 11/20/2025	930,000	923,278
TOTAL FOREIGN GOVERNMENT AGENCY ISSUES (Cost $2,549,411)		2,539,471

MORTGAGE-BACKED SECURITIES - 0.4%
Federal Home Loan Mortgage Corporation (FHLMC)
Pool C91417, 3.50%, 01/01/2032	28,693	28,014
Pool A35826, 5.00%, 07/01/2035	14,157	14,327
Pool G08112, 6.00%, 02/01/2036	28,365	29,601
Pool G02564, 6.50%, 01/01/2037	10,307	10,664
Pool G08179, 5.50%, 02/01/2037	8,776	8,957
Pool A65694, 6.00%, 09/01/2037	9,615	9,878
Federal National Mortgage Association (FNMA)
Pool 490446, 6.50%, 03/01/2029	5	5
Pool 808156, 4.50%, 02/01/2035	5,314	5,216
Pool 891596, 5.50%, 06/01/2036	256	262
Pool 190375, 5.50%, 11/01/2036	1,597	1,634
Pool 916386, 6.00%, 05/01/2037	10,403	10,817
Pool 946594, 6.00%, 09/01/2037	14,610	15,228
General National Mortgage Association (GNMA)
Pool MA6310, 3.00%, 12/20/2034	133,262	126,359
Pool MA6572, 3.00%, 04/20/2035	322,182	305,473
Pool MA6740, 2.50%, 08/20/2035	499,133	462,636
Pool 550763, 5.00%, 12/15/2035	42,373	42,229
Pool 3922, 7.00%, 11/20/2036	8,774	9,161
Pool MA3873, 3.00%, 08/20/2046	701,463	629,624
Pool MA6409, 3.00%, 01/20/2050	419,722	373,271
Pool 2020-194, 1.00%, 06/16/2062	1,823,628	1,325,744
TOTAL MORTGAGE-BACKED SECURITIES (Cost $4,099,494)		3,409,100

	Principal Amount	Value
U.S. GOVERNMENT AGENCY ISSUES - 1.9%
Federal Home Loan Bank (FHLB)
3.25%, 11/16/2028	$2,125,000	$2,076,821
5.50%, 07/15/2036	125,000	136,340
Federal Home Loan Mortgage Corp (FHLMC)
6.75%, 09/15/2029	115,000	127,741
6.25%, 07/15/2032	380,000	428,459
Federal National Mortgage Association (FNMA)
0.50%, 11/07/2025	2,200,000	2,150,154
0.75%, 10/08/2027	2,270,000	2,098,985
6.25%, 05/15/2029	985,000	1,069,246
0.88%, 08/05/2030	8,670,000	7,356,848
6.63%, 11/15/2030	303,000	341,235
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $17,415,769)		15,785,829

U.S. TREASURY SECURITIES - 6.7%
United States Treasury Bonds
6.88%, 08/15/2025	100,000	101,084
6.75%, 08/15/2026	90,000	93,473
6.50%, 11/15/2026	135,000	140,991
6.13%, 11/15/2027	675,000	712,257
5.50%, 08/15/2028	335,000	352,417
3.50%, 02/15/2039	573,000	520,848
4.38%, 11/15/2039	204,000	202,331
4.38%, 08/15/2043	6,750,000	6,556,596
4.50%, 02/15/2044	3,720,000	3,663,110
United States Treasury Notes
3.00%, 10/31/2025	905,000	898,857
2.63%, 01/31/2026	1,625,000	1,605,580
2.13%, 05/31/2026	6,700,000	6,556,186
1.50%, 08/15/2026	2,110,000	2,040,477
2.00%, 11/15/2026	3,375,000	3,272,102
2.25%, 11/15/2027	2,200,000	2,109,379
2.75%, 02/15/2028	1,630,000	1,579,158
2.88%, 05/15/2028	3,500,000	3,392,949
2.88%, 08/15/2028	5,300,000	5,124,955
3.13%, 11/15/2028	2,900,000	2,820,873
1.50%, 02/15/2030	4,670,000	4,160,952
4.13%, 11/15/2032	1,200,000	1,199,508
4.38%, 05/15/2034	4,000,000	4,044,766
4.25%, 11/15/2034	5,500,000	5,503,008
TOTAL U.S. TREASURY SECURITIES (Cost $58,555,685)		56,651,857

SHORT-TERM INVESTMENTS - 7.1%		Value
Money Market Funds - 4.9%	Shares
Fidelity Investments Money Market - Government Portfolio - Class I, 4.22% (e)	41,951,018	41,951,018

U.S. Treasury Bills - 2.2%	Par
4.22%, 04/01/2025 (f)	10,000,000	10,000,000
4.24%, 04/08/2025 (f)	9,000,000	8,992,586
		18,992,586
TOTAL SHORT-TERM INVESTMENTS (Cost $60,943,610)		60,943,604

TOTAL INVESTMENTS - 100.4% (Cost $600,316,195)		854,715,784
Liabilities in Excess of Other Assets - (0.4)%		(3,555,589)
TOTAL NET ASSETS - 100.0%		$851,160,195
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(c)	Floating rate security.
(d)	Variable rate security. Reference rate and spread are included in the description.
(e)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(f)	The rate shown is the annualized effective yield as of March 31, 2025.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

1919 Socially Responsive Balanced Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$545,946,088	$–	$–	$545,946,088
Collateralized Mortgage Obligations	–	4,882,282	–	4,882,282
Corporate Bonds	–	164,557,553	–	164,557,553
Foreign Government Agency Issues	–	2,539,471	–	2,539,471
Mortgage-Backed Securities	–	3,409,100	–	3,409,100
U.S. Government Agency Issues	–	15,785,829	–	15,785,829
U.S. Treasury Securities	–	56,651,857	–	56,651,857
Short-Term Investments	41,951,018	18,992,586	–	60,943,604
Total Investments	$587,897,106	$266,818,678	$–	$854,715,784

Refer to the Schedule of Investments for further disaggregation of investment categories.